Consolidated Statements Of Changes In Stockholders' Equity (USD $)	Preferred Stock & Warrants [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 7,005,025	$ 38,624	$ 28,838,810	$ 5,411,772	$ 392,611	$ 604,011
Balance, shares at Dec. 31, 2008		3,862,364
Net income attributable to Old Line Bancshares, Inc.				2,036,150			2,036,150
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					(23,731)		(23,731)
Net income attributable to non-controlling interest						87,216	(87,216)
Stock based compensation awards			119,711
Common stock cash dividend $0.08 per share				(463,483)
Repayment of preferred stock and warrant	(7,301,433)		76,433
Preferred stock dividend and accretion	296,408			(485,993)
Balance at Dec. 31, 2009		38,624	29,034,954	6,498,446	368,880	691,227	36,632,131
Balance, shares at Dec. 31, 2009		3,862,364
Net income attributable to Old Line Bancshares, Inc.				1,502,664			1,502,664
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					(95,924)		(95,924)
Net income attributable to non-controlling interest						(72,849)	72,849
Distributions to minority members						(13,386)	13,386
Stock based compensation awards			118,127
Restricted stock issued		176	(176)
Restricted stock issued, shares		17,641
Common stock cash dividend $0.08 per share				(465,842)
Stock options exercised including tax benefit		117	53,712
Stock options exercised including tax benefit, shares		11,700
Balance at Dec. 31, 2010		38,917	29,206,617	7,535,268	272,956	604,992	37,658,750
Balance, shares at Dec. 31, 2010		3,891,705
Net income attributable to Old Line Bancshares, Inc.							5,379,971
Acquisition Maryland Bankcorp Inc		21,322	17,784,103
Acquisition Maryland Bankcorp, shares		2,132,231
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					2,138,356		2,138,356
Net loss, defined benefit pension plan					(22,340)
Net income attributable to non-controlling interest				5,379,971		(148,320)	148,319
Stock based compensation awards			132,661
Private placement common stock		7,769	6,325,075
Private placement common stock, shares		776,872
Restricted stock issued		88	(88)
Restricted stock issued, shares		8,786
Common stock cash dividend $0.08 per share				(821,497)
Stock options exercised including tax benefit		81	40,707
Stock options exercised including tax benefit, shares		8,100
Balance at Dec. 31, 2011		68,177	53,489,075	12,093,742	2,388,972	456,672	68,496,638
Balance, shares at Dec. 31, 2011		6,817,694
Net income attributable to Old Line Bancshares, Inc.				3,785,306
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					(104,372)		(104,372)
Net income attributable to non-controlling interest						(37,014)	37,014
Stock based compensation awards			85,860
Restricted stock issued		108	(108)
Restricted stock issued, shares		10,758
Common stock cash dividend $0.08 per share				(546,280)
Balance at Jun. 30, 2012		$ 68,285	$ 53,574,827	$ 15,332,768	$ 2,284,600	$ 419,658	$ 71,680,138
Balance, shares at Jun. 30, 2012		6,828,452